ACQUISITION (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 13, 2017	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Goodwill		$ 1,386,800	$ 1,386,800
Previous investment in Arcadian Services				$ 195,900
Accrude rate of interest		8.00%	8.00%
Debt maturity date		Sep. 30, 2021	Sep. 30, 2021
Arcadian Telepsychiatry Services LLC [Member]
Intangible asset, useful life	3 years 10 months 24 days
Goodwill	$ 1,386,800
Transaction costs			$ 438,600
Previous investment in Arcadian Services	195,900
Forgiveness of loan in relation of acquisition	317,000
Long-term debt	555,000
Accrued interest	96,700
Payment on warrant outstanding	175,000
Indebtedness and payables	$ 1,339,600
Accrude rate of interest	8.00%
Debt maturity date	Sep. 30, 2021
Arcadian Telepsychiatry Services LLC [Member] | Customer Relationships [Member]
Intangible asset, useful life	4 years
Arcadian Telepsychiatry Services LLC [Member] | Trade Names [Member]
Intangible asset, useful life	1 year
Minimum [Member] | Arcadian Telepsychiatry Services LLC [Member]
Intangible asset, estimated useful life	1 year
Maximum [Member] | Arcadian Telepsychiatry Services LLC [Member]
Intangible asset, estimated useful life	4 years